Condensed Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in shares)	5,603,083	4,847,384	4,809,070
Common stock, shares outstanding (in shares)	5,603,083	4,847,384	4,809,070
Related Party [Member]
Debt discounts, current	$ 261,996
Debt discounts, non current	1,851,118	$ 2,692,757	$ 699,213
Nonrelated Party [Member]
Debt discounts, current	114,959
Debt discounts, non current	$ 148,421	$ 336,085